Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Investment in affiliates	R$ 97,134	R$ 100,481
Other investments	761	583
Total	R$ 97,895	R$ 101,064